Consolidated Statement of Cash Flows - additional details - Change in net current assets and other operating cash flow items (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Flow Statement [Abstract]
(Increase) in inventories	$ (156)	$ (47)	$ (271)
(Increase) in trade receivables	(129)	(55)	(110)
Increase/(decrease) in trade payables	116	(15)	(51)
Net change in other operating assets	(47)	(28)	(23)
Net change in other operating liabilities	(24)	(44)	51
Total	$ (240)	$ (189)	$ (404)